Oct. 12, 2017
BNY Mellon Mid Cap Multi-Strategy Fund
BNY Mellon Mid Cap Multi-Strategy Fund
October 12, 2017 BNY MELLON FUNDS TRUST BNY Mellon Mid Cap Multi-Strategy Fund (the "Fund") Supplement to Prospectus dated December 30, 2016

Effective October 12, 2017, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Mid Cap Multi-Strategy Fund – Principal Investment Strategy":

The Mid Cap Tax-Sensitive Core Strategy is employed by the fund's investment adviser, the Opportunistic Mid Cap Value Strategy and the Mid Cap Growth Strategy are employed by the fund's investment adviser using a proprietary investment process of The Boston Company Asset Management, LLC (TBCAM), an affiliate of the fund's investment adviser, and the Boston Partners Mid Cap Value Strategy and the Geneva Mid Cap Growth Strategy are employed by unaffiliated sub-investment advisers, namely, Boston Partners Global Investors, Inc. (Boston Partners), and Geneva Capital Management LLC, respectively.

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